Other capital reserve - Changes in 2016 Stock Option and Incentive Plan, Options (Details) - 2016 Plan - Options ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) Options ₨ / shares	Mar. 31, 2019 Options $ / shares	Mar. 31, 2019 INR (₨) Options ₨ / shares	Mar. 31, 2018 INR (₨) Options ₨ / shares
Number of shares
Number of options outstanding at the beginning of the year | Options	312,629		337,749
Granted during the year | Options			29,269
Forfeited during the year | Options	77,382		54,389
Number of options outstanding at the end of the year | Options	235,247		312,629	337,749
Vested/exercisable | Options	197,113	127,705	127,705
Weighted average exercise price of share options
Outstanding at the beginning of the year	₨ 601.01		₨ 591.99
Granted during the year			406.10
Forfeited during the year	698.21		668.82
Outstanding at the end of the year	640.98		601.01	₨ 591.99
Vested/exercisable	₨ 621.71		₨ 590.06
Weighted average remaining contractual life	3 years 3 months 29 days		4 years 11 months 9 days
Share based compensation cost | ₨	₨ 2,309		₨ 19,891	₨ 7,748
Valuation inputs
Weighted average fair value of ordinary share at the measurement date | $ / shares		$ 5.67
Dividend Yield			0.00%
Minimum
Weighted average exercise price of share options
Outstanding at the beginning of the year	₨ 380.38
Outstanding at the end of the year	414.65		₨ 380.38
Valuation inputs
Risk-free interest rate			2.76%
Expected volatility			38.63%
Expected life of share options in year			2 years 3 months 7 days
Maximum
Weighted average exercise price of share options
Outstanding at the beginning of the year	691.60
Outstanding at the end of the year	₨ 753.90		₨ 691.60
Valuation inputs
Risk-free interest rate			2.80%
Expected volatility			40.64%
Expected life of share options in year			4 years 11 months 23 days